Note 6 - Foreclosed Real Estate	12 Months Ended
Dec. 31, 2014
Real Estate [Abstract]
Real Estate Disclosure [Text Block]
(6)           FORECLOSED REAL ESTATE

At December 31, 2014 and 2013, the Bank had foreclosed real estate held for sale of $78,000 and $466,000, respectively. During the years ended December 31, 2014 and 2013, foreclosure losses in the amount of $187,000 and $354,000, respectively, were charged off to the allowance for loan losses. Losses on subsequent write-downs of foreclosed real estate were $20,000 for 2013. There were no losses on subsequent write-downs of foreclosed real estate for 2014. Net realized gains from the sale of foreclosed real estate amounted to $39,000 for 2014 and net realized losses from the sale of foreclosed real estate amounted to $31,000 for 2013. The net gain or loss on foreclosed real estate is reported in other noninterest expense. Real estate taxes and other expenses of holding foreclosed real estate are included in other noninterest expenses and amounted to $19,000 and $84,000 in 2014 and 2013, respectively. Realized gains from the sale of foreclosed real estate are deferred when the sales are financed by the Bank and do not qualify for recognition under U.S. GAAP. There were no realized gains from the sale of foreclosed real estate deferred for 2014 or 2013. At December 31, 2014 and 2013, deferred gains on the sale of foreclosed real estate financed by the Bank amounted to $16,000 and $42,000, respectively.